Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss and comprehensive loss	$ (17,066,311)	$ (4,301,663)	$ (3,789,918)
Items not involving cash:
Depreciation and amortization expense	381,492	327,059	123,474
Share-based payments	323,799	608,944	892,417
Non-cash listing fee	0	0	942,937
Accretion expense	327,301	114,515	241,521
Interest expense	168,459	240,539	125,904
Loss on disposal of property and equipment	0	196,352	0
Gain on termination of leases	(14,049)	(76,717)	0
(Gain) loss on change in fair value of warrant liability	11,886,796	(2,065,781)	(1,598,425)
Gain on change in fair value of conversion feature	(2,795)	(587,229)	(890,136)
Gain on debt settlement	0	(15,130)	0
Shares issued for compensation	0	304,721	477,180
Shares issued for restructuring	0	0	216,873
Shares issued for services	547,641	208,153	560,980
Vesting of escrow shares	193,025	0	0
Impairment of intangible assets	340,575	93,757	64,200
Impairment of goodwill	117,218	2,377,397	0
Impairment of assets held for sale	0	0	57,072
Foreign exchange	35,826	0	0
Other	(2,900)	0	0
Total	(2,735,825)	(2,575,083)	(2,575,921)
Changes in working capital:
Accounts receivable	(239,070)	(24,116)	847
Prepaid expenses	(31,263)	10,846	(5,463)
Inventory	4,167	(21,848)	0
Accounts payable and accrued liabilities	1,225,479	337,013	(255,173)
Deferred revenue	26,694	0	0
Net cash used in operating activities	(1,749,818)	(2,273,188)	(2,835,710)
Investing activities
Investment in Kai Medical laboratory LLC, net	9,826	0	0
Investment in LP&A, net	(177,470)	0	0
Purchase of property and equipment	(3,495)	0	0
Purchase of intangible assets	(138,855)	(3,828)	(100,227)
Investment in Sun Valley, net	0	(787,318)	0
Net cash used in investing activities	(309,994)	(791,146)	(100,227)
Financing activities
Shares issued on private placement, net	1,879,632	1,876,938	2,092,295
Proceeds from stock options exercised	58,662	0	0
Proceeds from exercise of warrants	5,313,064	61,287	0
Advance of loans payable	31,417	0	(7,148)
Repayment of loans payable	(44,379)	0	0
Repayment of notes payable	(197,862)	0	0
Interest paid	(43,651)	0	0
Lease payments	(226,400)	(203,712)	0
Repayment to related parties	0	(12,575)	(3,595)
Proceeds from issuance of notes payable	0	321,935	0
Cash acquired in acquisition	0	94,090	0
Cash acquired in the Transaction	0	0	13,000
Proceeds from share subscriptions	0	0	61,167
Proceeds from issuance of convertible debenture	0	753,491	442,437
Proceeds on sale of assets held for sale	0	5,472	0
Proceeds from issuance of convertible notes payable	0	188,893	495,449
Net cash provided by financing activities	6,770,483	3,085,819	3,093,605
Increase (decrease) in cash	4,710,671	21,485	157,668
Cash, beginning of year	179,153	157,668	0
Cash, end of year	$ 4,889,824	$ 179,153	$ 157,668